Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 10,199
Brokerage account	3,500
Accounts receivable	70,580
Loans receivable	124,812
Receivable, other	1,608		1,689
Total current assets	210,699		1,689
Property and equipment, less accumulated depreciation of $1,732	34,631
Goodwill	1,346,646	1,346,646
Total other assets	1,381,277
TOTAL ASSETS	1,591,976	0	1,689
CURRENT LIABILITIES
Accounts payable	15,578	2,028	676
Bank overdrafts	8,997	8,997	8,997
Accrued interest	45,485	15,331	1,320
Accrued director's compensation	99,803	39,803
Notes payable-third parties	1,309,573	140,650	140,650
Note payable-related party	124,800	124,800
Debt discounts	(784,358)	(8,890)	(123,270)
Derivative liability	2,514,259	715,350	281,300
Total current liabilities	3,334,137	1,038,069	309,673
TOTAL LIABILITIES	3,334,137	1,038,069	309,673
STOCKHOLDERS' DEFICIENCY
Preferred stock, value
Common stock; 14,991,000,000 shares authorized, $.0001 par value, as of March 31, 2020, June 30, 2019 and 2018, there are 12,189,293,609, 12,189,293,609 and 12,189,293,609 shares outstanding, respectively	1,218,929	1,218,929	1,218,929
Additional paid- in capital preferred stock	60,000
Common stock to be issued	80,000	60,000	20,000
Accumulated deficit	(161,170,512)	(160,386,420)	(159,616,335)
Total stockholders' deficiency	(1,742,161)	(1,038,069)	(307,984)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	1,591,976	0	1,689
Series K Preferred Stock [Member]
STOCKHOLDERS' DEFICIENCY
Preferred stock, value
Total stockholders' deficiency
Series L Preferred Stock [Member]
STOCKHOLDERS' DEFICIENCY
Preferred stock, value
Total stockholders' deficiency
Class A Common Stock [Member]
STOCKHOLDERS' DEFICIENCY
Additional paid- in capital common stock	158,069,422	158,069,422	158,069,422
Class B Common Stock [Member]
STOCKHOLDERS' DEFICIENCY
Additional paid- in capital common stock